Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Tables)	Dec. 31, 2020
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	December 31,
	2020	2019

Accounts payable	$164,841	$102,779
Accrued interest	21,835	207,284
Accrued liabilities - other	2,665	39,503

	$189,341	$349,566